Expenses (Details) - Schedule of Other Operating Expenses - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Operating Expenses [Abstract]
Electricity charges	$ 59,036
Repair & Maintainence expenses	129,987
Business promotion expenses	3,508
Operating lease rentals	15,327	339
Regulatory expenses	69,929
Conveyance & Traveling expenses	112,111	13,819
Security charges	5,150
Commission charges	1,465,012	16,340
Credit Loss allowances	(120,544)
CSR expenses		112,287
Loss on disposal of a subsidary	192,776	225,098
Other operating expenses (refer note below)	334,973	105,520
Total other expenses	$ 2,267,265	$ 473,403